SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-based compensation
Options granted (in shares)	1,197,452
Restricted stock granted (in shares)	194,694
Non-employee stock options
Stock-based compensation
Options granted (in shares)		0	0
Restricted stock
Stock-based compensation
Restricted stock granted (in shares)		10,869
Restricted stock | Non-employee
Stock-based compensation
Restricted stock granted (in shares)		0	0